Trade and Other Receivables - Summary of Trade and Other Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables [abstract]
Unbilled revenue from construction contracts	$ 297	$ 278	$ 281
Retentions held by customers in respect of construction contracts	$ 202	$ 206	$ 192